FINANCIAL INSTRUMENTS AND CREDIT RISK CONCENTRATIONS (Narrative) (Details)	12 Months Ended
	Jul. 31, 2016 USD ($) tenants	Jul. 31, 2015 USD ($)	Jul. 31, 2014 USD ($)
Concentration Risk [Line Items]
Write-offs of unbilled receivables			$ 66,265
Irrevocable letter of credit	$ 230,000	$ 230,000
Number of tenants | tenants	49
Customer One [Member] | Rental Income [Member]
Concentration Risk [Line Items]
Concentration risk	18.98%
Customer One [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk	12.48%
Customer One [Member] | Unbilled Receivables [Member]
Concentration Risk [Line Items]
Concentration risk	39.21%
Customer Two [Member] | Rental Income [Member]
Concentration Risk [Line Items]
Concentration risk	15.73%
Customer Two [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk	32.60%
Customer Two [Member] | Unbilled Receivables [Member]
Concentration Risk [Line Items]
Concentration risk	19.54%
Customer Three [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk	11.53%
Customer Three [Member] | Unbilled Receivables [Member]
Concentration Risk [Line Items]
Concentration risk	15.79%